OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2014
Other Accounts Receivable And Prepaid Expenses Disclosure [Abstract]
Other Accounts Receivable And Prepaid Expenses Disclosure [Table Text Block]
	December 31,
	2014	2013

Prepaid expenses	$159	$423
Government authorities	33	52
Deferred charges (*)	94	-

	$286	$475

(*)	Refer to inventory delivered to customers but for which revenue criteria have not been met yet.